Basis of Presentation and Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
Schedule of restatement of previously issued balance sheet
	July 19, 2021
	As Previously Reported	Adjustments	As Revised
Balance Sheet (unaudited)
Common stock subject to possible redemption	$154,073,040	$7,818,210	$161,891,250
Allocation of underwriter’s discounts, offering costs and deferred fees to shares	—	(3,657,956)	(3,657,956)
Immediate accretion to redemption value	—	15,991,706	15,991,706
Total common stock subject to possible redemption	154,073,040	20,151,960	174,225,000
Common stock	631	(200)	431
Additional paid-in capital	5,258,926	(5,258,926)	—
Accumulated deficit	(259,547)	(14,892,834)	(15,152,381)
Total stockholders’ equity (deficit)	$5,000,010	$(20,151,960)	$(15,151,950)

Schedule of condensed balance sheet are reconciled
Gross proceeds	$172,500,000
Less:
Proceeds allocated to Public Warrants	(10,608,750)
Issuance costs allocated to common stock	(3,657,956)
Plus:
Accretion of carrying value to redemption value	15,991,706
Common stock subject to possible redemption	$174,225,000

Schedule of basic and diluted net income (loss) per common share
	Three Months Ended September 30, 2021	Nine Months Ended September 30, 2021	Three Months Ended September 30, 2020	For the period from June 18, 2020 (inception) through September 30, 2020
Basic and diluted net income (loss) per share:
Numerator:
Net income (loss)	$3,341,073	$3,341,073	$—	$(1,000)
Denominator
Basic and diluted weighted average shares outstanding(1)	17,760,989	9,904,182	3,750,000	3,750,000
Basic and diluted net income (loss) per share of common stock	$0.19	$0.34	$0.00	$(0.00)